ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2%
	AEROSPACE & DEFENSE - 19.9%
3,500	AeroVironment, Inc.(a)	$ 577,745
50,000	Amprius Technologies, Inc.(a)	693,000
25,000	Intuitive Machines, Inc.(a)	534,750
10,000	Kratos Defense & Security Solutions, Inc.(a)	498,600
90,000	Ondas, Inc.(a),(b)	741,600
65,000	Redwire Corporation(a)	794,950
50,000	Unusual Machines Inc(a),(b)	1,115,000
200,000	XTI Aerospace, Inc.(a)	362,000
		5,317,645
	AUTOMOTIVE - 6.3%
50,000	Aeva Technologies, Inc.(a)	1,436,000
300,000	Arbe Robotics Ltd.(a),(b)	249,000
		1,685,000
	ELECTRICAL EQUIPMENT - 6.2%
150,000	Kraken Robotics, Inc.(a)	670,521
2,000	Rockwell Automation, Inc.	990,160
		1,660,681
	INDUSTRIAL INTERMEDIATE PROD - 3.6%
10,000	Xometry, Inc., Class A(a)	965,200

	INTERNET MEDIA & SERVICES - 2.5%
100,000	Serve Robotics, Inc.(a),(b)	658,000

	MACHINERY - 21.0%
15,000	Doosan Robotics, Inc.(a)	875,690
25,000	FANUC Corporation	1,130,954
75,000	Knightscope, Inc.(a),(b)	158,250
100,000	Palladyne AI Corporation(a),(b)	608,000
300,000	Richtech Robotics, Inc.(a),(b)	633,000
368,746	Scott Technology Ltd.	540,118
15,000	Symbotic, Inc.(a)	674,250
22,500	Yaskawa Electric Corporation	972,467
		5,592,729

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 16.6%
10,000	Globus Medical, Inc., Class A(a)	$ 790,100
1,750	Intuitive Surgical, Inc.(a)	695,940
250,000	Microbot Medical, Inc.(a),(b)	487,500
15,000	PROCEPT BioRobotics Corporation(a)	338,700
50,000	SS Innovations International, Inc.(a)	207,500
600,000	Stereotaxis, Inc.(a)	1,032,000
15,000	Tempus AI, Inc., Class A(a)	868,950
		4,420,690
	SOFTWARE - 13.9%
12,500	IonQ, Inc.(a)	665,750
100,000	Kodiak AI, Inc.(a),(b)	508,000
5,000	Manhattan Associates, Inc.(a)	696,250
50,000	Red Cat Holdings, Inc.(a),(b)	532,500
100,000	SoundHound AI, Inc., Class A(a),(b)	647,000
1,500	Synopsys, Inc.(a)	669,105
		3,718,605
	TECHNOLOGY HARDWARE - 4.1%
25,000	D-Wave Quantum, Inc.(a)	599,750
25,000	Rigetti Computing, Inc.(a)	483,000
		1,082,750
	TELECOMMUNICATIONS - 2.1%
200,000	Sidus Space, Inc.(a),(b)	562,000

	TOTAL COMMON STOCKS (Cost $25,219,556)	25,663,300

	EXCHANGE-TRADED FUND — 1.5%
	EQUITY - 1.5%
2,500	Defiance Quantum ETF (Cost $402,956)	413,450

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 27.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 25.6%
6,827,930	Mount Vernon Liquid Assets Portfolio, 3.74%(c)(d) (Cost $6,827,930)	$ 6,827,930

	MONEY MARKET FUND - 2.1%
558,608	First American Treasury Obligations Fund, Class X, 3.57%(d) (Cost $558,608)	558,608

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,386,538)	7,386,538

	TOTAL INVESTMENTS - 125.4% (Cost $33,009,050)	$ 33,463,288
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.4)%	(6,782,815)
	NET ASSETS - 100.0%	$ 26,680,473

ETF	- Exchange-Traded Fund
LTD	- Limited Company
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2026 was $6,753,474.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $6,827,930 at June 30, 2026.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.